Statement Of Changes in Stockholder's Equity shares in Millions	ARS ($) shares	Share Capital [Member] USD ($) shares	Share Capital [Member] ARS ($) shares	Treasury Shares [Member] USD ($) shares	Treasury Shares [Member] ARS ($) shares	Additional Paid In Capital From Treasury Shares [Member] USD ($) shares	Additional Paid In Capital From Treasury Shares [Member] ARS ($) shares	Special Reserve Resolution C N V60912 (iii)[Member] USD ($) shares	Special Reserve Resolution C N V60912 (iii)[Member] ARS ($) shares	Reserve For Future Dividends [Member] USD ($) shares	Reserve For Future Dividends [Member] ARS ($) shares	Currency Translation Adjustment Reserve [Member] USD ($) shares	Currency Translation Adjustment Reserve [Member] ARS ($) shares	Special Reserve [Member] USD ($) shares	Special Reserve [Member] ARS ($) shares	Total Other Reserves [Member] USD ($) shares	Total Other Reserves [Member] ARS ($) shares	Inflation Adjustment Of Share Capital And Treasury Shares i [Member] USD ($) shares	Inflation Adjustment Of Share Capital And Treasury Shares i [Member] ARS ($) shares	Share Premium [Member] USD ($) shares	Share Premium [Member] ARS ($) shares	Legal Reserves [Member] USD ($) shares	Legal Reserves [Member] ARS ($) shares	Warrants (ii) [Member] USD ($) shares	Warrants (ii) [Member] ARS ($) shares	Cost Of Treasury Stock [Member] USD ($)	Cost Of Treasury Stock [Member] ARS ($)	Other Reserves 1 [Member] USD ($) shares	Other Reserves 1 [Member] ARS ($) shares	Retained Earnings [Member] USD ($) shares	Retained Earnings [Member] ARS ($) shares	Subtotal [Member] USD ($) shares	Subtotal [Member] ARS ($) shares	Non-Controlling Interests [Member] USD ($) shares	Non-Controlling Interests [Member] ARS ($) shares	Other Reserves (vi) [Member] USD ($) shares	Other Reserves (vi) [Member] ARS ($) shares
Balance, shares at Jun. 30, 2019 | shares		577	577	2	2	190	190	23,164	23,164	4,168	4,168	648	648	175,953	175,953	167,601	167,601	34,177	34,177	35,813	35,813	1,194	1,194					12,764	12,764	149,808	149,808	112,910	112,910	189,192	189,192	167,601	167,601
Balance, amount at Jun. 30, 2019	$ 302,102,000,000	$ 577,000,000		$ 2,000,000		$ 190,000,000		$ 23,164,000,000		$ 4,168,000,000		$ 648,000,000		$ 175,953,000,000		$ 167,601,000,000		$ 34,177,000,000		$ 35,813,000,000		$ 1,194,000,000				$ (404,000,000)		$ (12,764,000,000)		$ (149,808,000,000)		$ 112,910,000,000		$ 189,192,000,000		$ 167,601,000,000
Statement [Line Items]
Adjustments of previous years		0			$ 0		$ 0		$ 0										$ 0		$ 0		$ 0								$ (3,217,000,000)		$ (3,217,000,000)		$ (2,117,000,000)		$ 0
Restated balance	296,768,000,000	$ 577,000,000			2,000,000		190,000,000		23,164,000,000										34,177,000,000		35,813,000,000		1,194,000,000								(153,025,000,000)		109,693,000,000		187,075,000,000		167,601,000,000
Net Income (Loss)	58,461,000,000		$ 0		0		0	0											0		0		0							35,100,000,000		35,100,000,000		23,361,000,000			0
Other comprehensive (loss) / income for the year	34,929,000,000		0		0		0		0		$ 0		$ (2,149,000,000)		$ 0		$ (2,423,000,000)		0		0		0				$ 0		$ (274,000,000)		0		(2,423,000,000)		37,352,000,000		(2,423,000,000)
Total profit / (loss) and other comprehensive income for the year	93,390,000,000		0		0		0		0		0		(2,149,000,000)		0		(2,423,000,000)		0		0		0				0		(274,000,000)		35,100,000,000		32,677,000,000		60,713,000,000		(2,423,000,000)
Loss absorption	0		0		0		0		0		0		0		(148,896,000,000)		(148,896,000,000)		0		0		0				0		0		148,896,000,000		0		0		(148,896,000,000)
Reserve for share-based payments	0		0		0		43,000,000		0		0		0		0		(43,000,000)		0		0		0				(18,000,000)		(25,000,000)		0		0		0		(43,000,000)
Distribution of dividends in shares	(1,455,000,000)		0		0		0		0		0		0		(1,455,000,000)		(1,455,000,000)		0		0		0				0		0		0		(1,455,000,000)		0		(1,455,000,000)
Capitalization of contributions	77,000,000		0		0		0		0										0		0		0								0		0		77,000,000		0
Dividend distribution	(5,623,000,000)		0		0		0		0										0		0		0								0		0		(5,623,000,000)		0
Decrease due to loss of control	(106,654,000,000)		0		0		0		0										0		0		0								0		0		(106,654,000,000)		0
Other changes in equity	377,000,000		0		0		0		0		0		(292,000,000)		0		(292,000,000)		0		0		0				0		0		55,000,000		(237,000,000)		614,000,000		(292,000,000)
Incorporation by business combination	18,332,000,000		0		0		0		0										0		0		0								0		0		18,332,000,000		0
Changes in non-controlling interest	6,886,000,000		$ 0		$ 0		$ 0		0		0		0		0		23,000,000		$ 0		$ 0		0				0		23,000,000		0		23,000,000		6,863,000,000		23,000,000
Balance, shares at Jun. 30, 2020 | shares		577	577	2	2	233	233											34,177	34,177	35,813	35,813
Balance, amount at Jun. 30, 2020	302,098,000,000							23,164,000,000		4,168,000,000		(1,793,000,000)		25,602,000,000		14,515,000,000						1,194,000,000				(422,000,000)		(13,040,000,000)		31,026,000,000		140,701,000,000		161,397,000,000		14,515,000,000
Statement [Line Items]
Net Income (Loss)	(61,641,000,000)	$ 0		$ 0		$ 0		0										$ 0		$ 0		0								(49,077,000,000)		(49,077,000,000)		$ (12,564,000,000)		0
Other comprehensive (loss) / income for the year	(18,748,000,000)	0			$ 0		$ 0		0		0		(8,671,000,000)		0		(8,003,000,000)		$ 0		$ 0		0				0		668,000,000		0		(8,003,000,000)		(10,745,000,000)		(8,003,000,000)
Total profit / (loss) and other comprehensive income for the year		0			0		0		0		0				0		(8,003,000,000)		0		0		0				0		668,000,000		(49,077,000,000)		(57,080,000,000)		(23,309,000,000)		(8,003,000,000)
Reserve for share-based payments		0			0		10,000,000		0		0		0		0		(10,000,000)		0		0		0				3,000,000		(13,000,000)		0		0		0		(10,000,000)
Dividend distribution	(1,189,000,000)				0		0		0		0		0		0		0		0		0		0	$ 0			0		0		(1,189,000,000)		(1,189,000,000)		0		0
Decrease due to loss of control	(102,520,000,000)	0			0		0		0				0				0		0		0		0				0		0				0		0		0
Other changes in equity	14,456,000,000	0			0		0		0		0		0		0		0		0		0		0				0		0		0		12,884,000,000		0		12,884,000,000
Changes in non-controlling interest	14,456,000,000												0		0		0		0		0		0												1,572,000,000		0
Assignment of results according to Shareholders? Meeting		0			0		0		0		0		0		26,067,000,000		26,067,000,000		0		0		1,435,000,000				0		0		(27,502,000,000)		0		0		26,067,000,000
Issuance of shares, shares | shares																								2,917	2,917
Issuance of shares, Amount	$ 6,778,000,000	80,000,000			0		0		0		0		11,526,000,000		0		0		59,000,000		3,722,000,000		0				0		0		0		6,778,000,000		$ 0		0
Issuance of shares, shares | shares	84																																	84	84
Capitalization of irrevocable contributions	$ (4,400,000,000)	0			0		0		0		0		0		0		0		0		0		0				0		0		0		0		$ (4,400,000,000)		0
Decrease due to loss of control		0			0		0						0				0				0						0		0		0
Balance, shares at Jun. 30, 2021 | shares																								2,917	2,917
Balance, amount at Jun. 30, 2021	135,653,000,000	657,000,000		2,000,000		243,000,000		23,164,000,000		4,168,000,000		1,062,000,000		51,669,000,000		44,753,000,000		34,236,000,000		39,535,000,000		2,629,000,000				(419,000,000)		(11,727,000,000)		(46,742,000,000)		101,394,000,000		$ 34,259,000,000		44,753,000,000
Statement [Line Items]
Net Income (Loss)	34,892,000,000	0		0		0		0		0		0		0				0		0		0				0		0		34,552,000,000		34,552,000,000		340,000,000		0
Other comprehensive (loss) / income for the year	(177,000,000)	0			0		0		0		0		(539,000,000)		0		(178,000,000)		0		0		0				0		361,000,000		0		(178,000,000)		1,000,000		(178,000,000)
Total profit / (loss) and other comprehensive income for the year	34,715,000,000	0			0		0		0		0		(539,000,000)		0		(178,000,000)		0		0		0				0		361,000,000		34,552,000,000		34,374,000,000		341,000,000		(178,000,000)
Dividend distribution	(176,000,000)	0			0		0		0		0		0		0		0		0		0		0				0		0		0		0		(176,000,000)		0
Assignment of results according to Shareholders? Meeting		0			0		0		0		0		0		(50,332,000,000)		(50,332,000,000)		0		0		0				0		0		50,332,000,000		0		0		(50,332,000,000)
Capitalization of irrevocable contributions	43,000,000	0			0		0		0		0		0		0		0		0		0		0				0		0		0		0		43,000,000		0
Warrants exercise	4,000,000	0			0		0		0		0		0		0		0		0		6,000,000		0		$ (2,000,000)		0		0		0		4,000,000		0		0
Repurchase of own shares, Amount	(325,000,000)		$ (4,000,000)		4,000,000		0		0		0		0		0		(325,000,000)		0		0		0				(325,000,000)		0		0		(325,000,000)		0		(325,000,000)
Incorporated by merger	(187,000,000)	152,000,000			$ 0		$ 0		$ 0		$ 0		$ (19,000,000)		$ 0		$ (175,000,000)		$ 55,000,000		$ 26,373,000,000		$ 489,000,000				$ 0		$ (156,000,000)		$ (3,488,000,000)		$ 23,406,000,000		$ (23,593,000,000)		$ (175,000,000)
Balance, shares at Jun. 30, 2022 | shares																								2,915	2,915
Balance, amount at Jun. 30, 2022	$ 169,727,000,000	$ 805,000,000		$ 6,000,000		$ 243,000,000		$ 23,164,000,000		$ 4,168,000,000		$ 504,000,000		$ 1,337,000,000		$ (6,257,000,000)		$ 34,291,000,000		$ 65,914,000,000		$ 3,118,000,000				$ (744,000,000)		$ (11,522,000,000)		$ 34,654,000,000		$ 158,853,000,000		$ 10,874,000,000		$ (6,257,000,000)